oxybiomed.com www.dermacyteUS.com

ONE Copley Parkway, Suite 490	Phone: 919.855.2100
Morrisville, NC 27560	Fax: 919.855.2133

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Oxygen Biotherapeutics, Inc.
Amended Preliminary Proxy Materials
Securities and Exchange Commission File No.: 001-34600

Dear Sir or Madam:

Pursuant to Rule 14a-6 under the Securities and Exchange Act of 1934, as amended, enclosed for filing with the Commission are the following amended preliminary proxy materials in connection with a Special Meeting of stockholders of Oxygen Biotherapeutics, Inc. (the “Company”) to be held on or about April 26, 2013:

i)	Cover page in the form set forth in Schedule 14A entitled “Schedule 14A.”

ii)
A preliminary proxy statement, including a brief letter to stockholders, Notice of Special Meeting of Shareholders, and as an appendix, the proposed amendment to the Company’s Certificate of Incorporation (subject of Proposal 2).

iii)	A preliminary form of proxy.

iv)	A redline of the changes from the previous submitted preliminary proxy statement.

Definitive proxy materials are intended to be released to stockholders of the Company commencing on or about March 28, 2013.

Please contact me at (919)-855-2123 to discuss any questions you may have or if I otherwise may be of assistance.

Very truly yours,

/s/ Michael B. Jebsen
Michael B. Jebsen